VIA EDGAR AND U.S. MAIL

November 25, 2008

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-4644

Subject:                  Nationwide Life Insurance Company
Pre-Effective Amendment No. 3
SEC File No. 333-147198

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account - II (the “Variable Account”), we are filing Pre-Effective Amendment No. 3 on Form N-4 under the Securities Act of 1933 (“1933 Act”) for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

An original power of attorney authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

Nationwide established the Variable Account on October 7, 1981 pursuant to the provisions of Ohio law.  The Variable Account is registered under the Investment Company Act of 1940 as a unit investment trust (SEC File No. 811-3330).

On November 7, 2007, Nationwide filed an original registration statement for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  On January 14, 2008 Nationwide received your written comments.  On June 27, 2008, Nationwide filed Pre-Effective Amendment No. 1 to address the comments.  Nationwide received your oral comments on July 23, 2008.  On October 15, 2008, we filed Pre-Effective Amendment No. 2 to address the comments.  On November 4, 2008, Nationwide received your oral comments.  We have reviewed those comments and respectfully submit the following responses and revisions (incorporated into this Pre-Effective Amendment No. 3 to address the comments.  The Pre-Effective Amendment No. 3 is redlined for ease of reference.  Page number references below are to the original courtesy copy.

After further analysis and review of the business implications of administering the $2,000,000 purchase payment limit, we have removed the purchase payment restrictions associated with the Guaranteed Lifetime Withdrawal Benefit.

1.	List of Underlying Mutual Funds (p.2):
Please revise the footnote related to investing in underlying mutual funds that are fund of funds to more clearly indicate how expenses impact these investment choices.

Response:
We have revised the footnote as follows:

These underlying mutual funds invest in other underlying mutual funds.  Therefore, a proportionate share of the fees and expenses of the acquired underlying mutual funds is indirectly borne by investors.

2.	Glossary (p.3):
Please revise the definitions of “Contract value” and “Daily net assets”.

Response:
The definition of “Contract Value” has been revised as follows:

The sum of the value of all the variable sub-account accumulation units attributable to a contract.

The definition of “Daily net assets” has been revised as follows:

A figure that is calculated at the end of each valuation date and represents the sum of all the contract owners’ interests in the variable sub-accounts after the deduction of contract and underlying mutual fund expenses.

3.	Summary of Maximum Contract Expenses (p.6):
Please revise the descriptive sentence before the “Summary of Maximum Contract Expenses” table so that it reflects the concept that the table shows the maximum charges possible under the contract.

Response:
The descriptive sentence before the “Summary of Maximum Contract Expenses” table has been revised as follows:

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

4.	Example (p.7):
Please revise the “Example” table to comply with Item 3 of Form N-4.

Response:
The “Example” table has been revised in accordance with Item 3 of Form N-4 as follows:

	If you surrender your contract at the end of the applicable time period		If you annuitize your contract at the end of the applicable time period		If you do not surrender your contract
	1 Yr.	3 Yrs.	1 Yr.	3 Yrs.	1 Yr.	3 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.47%)	$270	$828	*	$828	$270	$828
Minimum Total Underlying Mutual Fund Operating Expenses (0.46%)	$164	$508	*	$508	$ 164	$508
*Contracts sold under this prospectus do not permit annuitization during the first two contract years.

5.	Synopsis of the Contracts (p.7):
Please clarify the first sentence to more clearly present that the contract will provide benefits to a single or joint owner as stated later in the prospectus.

Response:
The first sentence of the “Synopsis of the Contracts” section has been amended as follows:

The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries.

6.	Synopsis of the Contracts – Minimum Initial and Subsequent Purchase Payments (p.8):
(a)
Please revise the first sentence after the table to more prominently reflect that the cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

(b)	Provide clarifying disclosure to describe the procedures that Nationwide will follow in the event purchase payments are rejected related to the $1,000,000 limit.

Response:

(a) and (b) The paragraph following the table in the “Minimum Initial and Subsequent Purchase Payments” subsection of the “Synopsis of the Contracts” section has been amended as follows:

Nationwide reserves the right to refuse any purchase payment that would result in a cumulative total of all purchase payments for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated accumulation unit value.  See “Pricing” later in this prospectus.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

7.	Synopsis of the Contracts – Dollar Limit Restrictions (p.8):
(a)	Please revise the Death benefit disclosure to provide a simple summary of the impact to the contract owner of the death benefit limits.

(b)	Please revise the Guaranteed Lifetime Withdrawal Base disclosure to make it consistent with the language in the Note on page 14.

(c)	Please revise the Annuity payment options disclosure to make it consistent with the disclosure later in the prospectus.

(d)
Please revise the Single life annuitization disclosure to reflect that, in situations where there is $5,000,000 or more to be annuitized, not only is the amount that can be annuitized on a single life limited, but the annuity payment options may also be limited.

Response:
(a)	The “Dollar Limit Restrictions” subsection has been revised as follows:

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.  See the “Death Benefit Calculations” section for additional information.

(b)	We have removed the Guaranteed Lifetime Withdrawal Base subsection in light of the removal of the purchase payment restriction on the calculation of the Guaranteed Lifetime Withdrawal Base.

(c) and (d) The “Dollar Limit Restrictions” subsection and the “Single life annuitization” subsection have been combined and renamed as the “Annuitization” subsection.  The revised subsection is as follows:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.  See the “Annuity Payment Options” section for additional information.

8.	Guaranteed Lifetime Withdrawals and Spousal Continuation Option (p.14):
(a)
Please clarify Nationwide’s right to refuse policy for receipt of purchase payments greater than the limits stated in the prospectus. Is it a right to refuse or a prior consent procedure?   The disclosure in this section

appears to be inconsistent with the current disclosure in the “Synopsis of the Contracts” section (p. 8).

(b)
In the Note to “2. Additional Purchase Payments to the Contract,” please clarify why Nationwide needs to suspend the increases to the Guaranteed Lifetime Withdrawal Base if the offending purchase payments are returned to the contract owner.

Response:
(a)
Nationwide’s policy for purchase payments above $1,000,000 is a right to refuse, not a prior consent.  We have revised our disclosure in the “Synopsis of the Contracts” section (please see our response to Comment 6) and elsewhere in the prospectus.

(b)
We have completely removed Note 2 in this section, as Nationwide will not have a $2,000,000 limit on purchase payments that would impact the Guaranteed Lifetime Withdrawal Base.  There will be no limit on the Guaranteed Lifetime Withdrawal Base, but Nationwide maintains its right to refuse purchase payments in excess of $1,000,000.  The revised disclosure is as follows:

2.
Additional Purchase Payments to the Contract.  The contract permits additional purchase payments to be made to the contract, subject to certain limitations.  Specifically, Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see “Synopsis of the Contracts”). Additional purchase payments will result in an immediate increase to the Guaranteed Lifetime Withdrawal Base equal to the dollar amount of the additional purchase payment(s).

9.	Guaranteed Lifetime Withdrawals and Spousal Continuation Option – Difference between Early Withdrawals and Excess Withdrawals (p.16):
Please revise the first sentence of the fourth paragraph of this provision to indicate that the impact that early withdrawals will have on the Guaranteed Lifetime Withdrawal Base is negative.

Response:
We revised the first sentence of the fourth paragraph of this provision as follows:

This means that early withdrawals will have a greater overall negative impact on the Guaranteed Lifetime Withdrawal Base than excess withdrawals,…

10.	Guaranteed Lifetime Withdrawals and Spousal Continuation Option – Spousal Continuation Option – Risks Associated with the Spousal Continuation Option (p.18):
In list item 1, please clarify which spouse you are referring to.

Response:
We have revised list item 1 as follows:

(1)	your spouse (the contingent annuitant) dies before you;…

11.	Ownership and Interests in the Contract – Contract Owner and Annuitant (p.18):
Please clarify if and when the contract owner must be the annuitant, including cases involving non-natural owners.

Response:
We have revised the second paragraph of the “Contract Owner” subsection as follows:

The contract owner must be the annuitant, except in the case of non-natural contract owners.  If it is not already the case, then on the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Separately, we have revised the second paragraph of the “Annuitant” subsection as follows:

The contract owner must be the annuitant, except in the case of non-natural contract owners.

12.	Custom Portfolio Asset Rebalancing Service – Changing Models or Underlying Mutual Fund Allocations (p.24):
Please revise the first sentence of this subsection to clarify if underlying mutual fund allocations may be changed independently of the percentages within the custom portfolio model selected.

Response:
We have revised the first sentence of this subsection as follows:

Contract owners may change the underlying mutual fund allocations, percentages within their elected model, and/or may change models and create a new “Custom Portfolio” within that new model.

13.           Death Benefit Calculations (p.24):
Please see our Comments 6 and 8(a) and clarify, if necessary, whether the $1,000,000 limit is a right to refuse or prior approval policy.

Response:
As indicated in our responses to Comments 6 and 8(a), we have revised the disclosure throughout the prospectus for consistent application of Nationwide’s right to refuse a purchase payment when the total of all purchase payments exceeds $1,000,000.

14.           Annuitizing the Contract – Annuitization Date (p.27):
Please clarify the third paragraph to reflect the contract owner/annuitant requirements noted in our Comment 11.

Response:
We have revised the third paragraph of this subsection as follows:

The contract owner must be the annuitant, except in the case of non-natural contract owners.  If it is not already the case, then on the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

15.	Appendix B: Condensed Financial Information
Please review the language in the opening paragraph for clarity.

Response:
We have revised the first sentence as follows:

Because the contracts described in this prospectus have not been previously made available for sale, there are no accumulation unit values available for the year ended December 31, 2007.

16.	Part C Other Information
Please review the exhibit list to determine if all exhibits have been included as required and all exhibits included previously are referenced accordingly.

Response:
We have reviewed the requirements of form N-4 and we represent to the best of our knowledge that the attached registration statement meets all the requirements of the form.  The following table reflects the filing status of the exhibits required by Item 24(b):

Item 24(b) Exhibit Number	Filing Reference
1	Initial registration statement
2	Not applicable
3	Incorporated by reference
4	Initial registration statement
5	Initial registration statement
6	Incorporated by reference
7	Incorporated by reference
8	Incorporated by reference
9	Initial registration statement
10	Attached (Pre-Effective Amendment No. 3)
11	Not applicable
12	Not applicable
99	Power of Attorney: Attached (Pre-Effective Amendment No. 3)

* * * * *

We acknowledge the following:
•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.
Additionally, Nationwide acknowledges all of the following:
•	that the Variable Account is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;
•
that comments by the staff of the Commission, or changes to the disclosure in response to Commission staff comments in the filings reviewed by the Commission staff, do not foreclose the Commission from taking any action with respect to the filing; and

•
that the Variable Account may not assert Commission staff comments or any related changes in disclosure as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

Under separate cover, we will be requesting an acceleration date of December 2, 2008.

Other changes to Pre-Effective Amendment No. 3 are as follows:
•	Part C information has been updated.
•	Other non-material changes.

Should you have any questions regarding this filing, please contact me directly at (614) 677-8683.

Sincerely,

/s/ KEITH W. HINZE
Keith W. Hinze
Assistant General Counsel
Nationwide Life Insurance Company

cc:           Rebecca Marquigny
Stop 5-6
Office of Insurance Products and Legal Compliance